Investor A Institutional [Member] Expense Example - Investor A, Institutional - BlackRock LifePath ESG Index 2050 Fund	Oct. 31, 2025 USD ($)
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	365
Expense Example, with Redemption, 10 Years	841
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	227
Expense Example, with Redemption, 10 Years	$ 536